Semiannual
                         Report
                 MARCH 31, 2000
                    (UNAUDITED)
TIP FUNDS [LOGO OMITTED]
-------------------------------
TRUSTED INSTITUTIONAL PARTNERS

-------------------------------
 TIP Target Select Equity Fund
-------------------------------

CONTENTS
--------------------------------------------------------------------------------
2  Total Returns and Fund Investment Review
4  Statement of Net Assets
6  Statement of Operations
7  Statement of Changes in Net Assets
8  Financial Highlights
9  Notes to Financial Statements

TIP FUNDS
--------------------------------------------------------------------------------

     The TIP Funds offer the TIP Target Select Equity Fund, a no-load mutual fund for individual and institutional investors. The minimum initial investment in the TIP Target Select Equity Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.
     TURNER INVESTMENT PARTNERS, INC., based in Berwyn, Pennsylvania, serves as the investment adviser to the fund. The firm, founded in 1990, invests in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.
     Along with Turner, CLOVER CAPITAL MANAGEMENT COMPANY, INC., and PENN CAPITAL MANAGEMENT COMPANY, INC. currently serve as sub-advisers to the TIP Target Select Equity Fund.
     CLOVER CAPITAL MANAGEMENT, based in Pittsford, New York, was founded in 1984. Michael Edward Jones, managing director and one of the firm's founders, will manage the portion of the fund's assets entrusted to Clover. As of March 31, 2000, Clover is not managing any assets of the fund.
     PENN CAPITAL MANAGEMENT COMPANY, based in Cherry Hill, New Jersey, was founded in 1987. The firm was founded by Richard A. Hocker, who is the chief investment officer and the portfolio manager of the portion of the fund's assets managed by Penn Capital.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     The TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, P.O. Box 419805, Kansas City, Missouri 64141.

TIP TARGET SELECT EQUITY FUND

                                                                                                       ANNUALIZED
TOTAL RETURN                                                    SIX-MONTH           ONE-YEAR            INCEPTION
SIX-MONTH PERIOD ENDING MARCH 31, 2000                           RETURN              RETURN             TO DATE**
-----------------------------------------------------------------------------------------------------------------
TIP TARGET SELECT EQUITY FUND                                     77.72%             126.87%               70.29%
S&P 500 Composite Index                                           17.51               17.94                22.96
Lipper Multi-Cap Growth Funds Classification                      55.62               65.13                41.90

 *Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**The inception date for the TIP Target Select Equity Fund is January 1, 1998.



FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     THE TIP TARGET SELECT EQUITY FUND seeks long-term growth of capital. It invests primarily in U.S. stocks. Each investment firm chosen to manage assets in the fund invests in a maximum of 20 stocks and and as few as 10 stocks that it believes have the greatest return potential. Such a focused stock-selection process permits the firms to act on only the investment ideas that they think are the strongest. In the process, the fund provides two levels of diversification: diversification in total holdings and diversification in investment styles.

TIP TARGET SELECT EQUITY FUND

For the six-month period ended March 31, 2000, the TIP Target Select Equity Fund delivered a total return of 77.72%, compared with a total return of 17.51% for its benchmark, the S&P 500 Index.
     The fund continued to pursue a multi-manager approach through its sub-advisers, Turner Investment Partners and Penn Capital Management Company. Under this arrangement, the firms are asked to select the most promising securities on their respective radar screens, in an effort to represent the "best of the best" in each sub-adviser's style.
     Both of the sectors represented within the fund performed well during the period. Growth stocks continued to deliver solid gains despite weaknesses in the Internet sector. Value stocks posted some of their best gains in years thanks to a flight to quality during the market's more volatile periods.
     Turner Investment Partners represents the growth portion of the fund, with particular concentration on technology-oriented issues. Top performers among its holdings during the period included Qualcomm, a leading cell phone manufacturer; Cisco Systems, the top producer of data communications equipment, and JDS Uniphase, a leader in fiber optic networking products.
     Penn Capital Management Company represents the value portion of the fund, seeking companies that are not only undervalued, but also fast-growing. Among the leading performers among Penn Capital's holdings for the period were Tyco International, an industrial conglomerate; Kimberly-Clark Corporation, the world's largest paper products manufacturer; and Omnicom Group, an advertising agency holding company.
     Looking ahead, we believe that the fund's combination of growth and value will continue to provide capital appreciation potential, as well as an element of cushioning through the relatively moderate price-earnings ratios of value stocks.

GROWTH OF A $10,000 INVESTMENT IN THE TIP TARGET SELECT EQUITY FUND:
JANUARY 1, 1998-MARCH 31, 2000 *

  Annualized total returns
---------------------------
  PAST            SINCE
  ONE YEAR        INCEPTION
  126.87%         70.29%

[Graphic Omitted]
Plot points are as follows:

               TIP Target Select
               Equity Fund               S&P 500             Russell 3000 Index
12/31/97       10,000                    10,000              10,000
Sep. 98        10,350                    10,603              10,222
Sep. 99        18,634                    13,550              12,912
Mar. 00        33,117                    15,923              15,692


*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the TIP Target Select Equity Fund is January 1, 1998.

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 2000                                                       (Unaudited)


                                                                          Market
TIP TARGET SELECT                                        Shares            Value
EQUITY FUND                                               (000)            (000)
--------------------------------------------------------------------------------

COMMON STOCKS (98.7%)
APPAREL/TEXTILES (1.5%)
   Dan River, Cl A*                                       9,570          $   62
                                                                         ------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.9%)
   Pegasus Communications*                                1,080             152
   Sirius Satellite Radio *                                 800              46
                                                                         ------
                                                                            198
                                                                         ------
COMMUNICATIONS (2.2%)
   Audiovox, Cl A*                                        2,045              89
                                                                         ------
COMMUNICATIONS EQUIPMENT (16.9%)
   Cisco Systems*                                         1,920             148
   Metromedia Fiber Network, Cl A*                        1,110             107
   Motorola                                                 820             117
   Nokia ADR                                                510             111
   Nortel Networks                                        1,020             128
   Research In Motion*                                      700              75
                                                                         ------
                                                                            686
                                                                         ------
COMPUTERS & SERVICES (10.6%)
   Comverse Technology*                                     570             108
   EMC* 1,100                                               137
   Lexmark International
     Group, Cl A*                                         1,030             109
   Verisign*                                                520              78
                                                                         ------
                                                                            432
                                                                         ------
ENTERTAINMENT (1.4%)
   Argosy Gaming*                                         3,830              55
                                                                         ------
INTERNET SERVICES (7.1%)
   America Online*                                        2,470             166
   Yahoo*                                                   720             123
                                                                         ------
                                                                            289
                                                                         ------
MEDICAL PRODUCTS & SERVICES (4.6%)
   Kensey Nash*                                           4,070              67
   Laboratory of America
     Holdings*                                           27,925             120
                                                                         ------
                                                                            187
                                                                         ------



                                                          Face            Market
TIP TARGET SELECT                                        Amount            Value
EQUITY FUND (CONCLUDED)                                   (000)            (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES (2.4%)
   Telespectrum Worldwide *                               7,675          $   54
   Vignette*                                                260              42
                                                                         ------
                                                                             96
                                                                         ------
MISCELLANEOUS MANUFACTURING (2.9%)
   Tyco International Limited                             2,390             119
                                                                         ------
PETROLEUM & FUEL PRODUCTS (10.1%)
   Grey Wolf*                                            17,000              67
   Nabors Industries*                                     3,920             152
   Patterson Energy*                                      5,950             189
                                                                         ------
                                                                            408
                                                                         ------
PROFESSIONAL SERVICES (3.4%)
   MedPartners                                           12,075              80
   Medquist*                                              2,125              58
                                                                         ------
                                                                            138
                                                                         ------
TECHNOLOGY (3.0%)
   Qualcomm*                                                820             122
                                                                         ------
SEMICONDUCTORS/INSTRUMENTS (18.3%)
   Advanced Micro Devices*                                1,920             110
   Broadcom, Cl A*                                          340              83
   Intel                                                    930             123
   JDS Uniphase*                                          1,210             146
   KLA-Tencor*                                            1,710             144
   Lam Research*                                          3,000             135
                                                                         ------
                                                                            741
                                                                         ------
TELEPHONES & TELECOMMUNICATIONS (9.4%)
   Clearnet, Cl A*                                        2,520             104
   Gilat Satellite Networks*                              1,125             132
   Microcell Telecommunications*                          3,315             147
                                                                         ------
                                                                            383
                                                                         ------
TOTAL COMMON STOCKS
   (Cost $3,306)                                                          4,005
                                                                         ------

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 2000                                                       (Unaudited)


                                                          Face            Market
TIP TARGET SELECT                                        Amount            Value
EQUITY FUND (CONCLUDED)                                   (000)            (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.5%)
   Morgan Stanley,
     5.80%, dated 3/31/00, matures
     4/03/00, repurchase price $60,392
     (collateralized by U.S. Treasury Notes,
     par value $58,703, 7.50%, matures 02/15/05:
     market value $61,892)                                $  60          $   60
                                                                         ------
TOTAL REPURCHASE AGREEMENTS
   (Cost $60)                                                                60
                                                                         ------
TOTAL INVESTMENTS (100.2%)
   (Cost $3,366)                                                          4,065
                                                                         ------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)                                    (7)
                                                                         ------

NET ASSETS:
   Portfolio capital (unlimited
     authorization -- no par value)
     based on 182,387 outstanding
     shares of beneficial interest                                        2,554
   Distributions in excess of net
     investment income                                                       (7)
   Accumulated net realized gain
     on investments                                                         812
   Net unrealized appreciation
     on investments                                                         699
                                                                         ------
TOTAL NET ASSETS (100.0%)                                                $4,058
                                                                         ======
   Net Asset Value, Offering and
     Redemption Price Per Share                                          $22.25
                                                                         ======

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                                          TIP FUNDS
                                                                     (Unaudited)

                                                                            TIP TARGET SELECT
                                                                               EQUITY FUND
                                                                     ------------------------------
                                                                                 10/1/99
                                                                              THRU 3/31/00
---------------------------------------------------------------------------------------------------


Investment Income:
   Dividends ..........................................................     $      12
   Interest ...........................................................             2
---------------------------------------------------------------------------------------------------

     Total Investment Income...........................................            14
---------------------------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees ...........................................            15
   Investment Advisory Fee Waiver .....................................           (15)
   Administrator Fees .................................................            32
   Custodian Fees .....................................................             5
   Transfer Agent Fees ................................................            17
   Professional Fees ..................................................             1
   Trustee Fees .......................................................            --
   Registration Fees ..................................................             5
   Pricing Fees .......................................................            --
   Printing Fees ......................................................             5
   Amortization of Deferred Organizational Costs ......................             3
   Insurance and Other Fees ...........................................            --
---------------------------------------------------------------------------------------------------
     Total Expenses ...................................................            68
---------------------------------------------------------------------------------------------------
   Less: Reimbursements by Adviser.....................................           (50)
---------------------------------------------------------------------------------------------------
     Total Net Expenses ...............................................            18
---------------------------------------------------------------------------------------------------
         Net Investment Loss ..........................................            (4)
---------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold .............................           867
   Net Unrealized Appreciation of Investment Securities ...............           643
---------------------------------------------------------------------------------------------------

   Net Realized and Unrealized Gain on Investments ....................         1,510
---------------------------------------------------------------------------------------------------

   Net Increase in Net Assets Resulting From Operations ...............        $1,506
---------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                               TIP FUNDS
                                                                     (Unaudited)

                                                                                          TIP TARGET
                                                                                      SELECT EQUITY FUND
                                                                               --------------------------------
                                                                                    10/1/99         10/1/98
                                                                                 THRU 3/31/00    THRU 9/30/99
---------------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Loss ...............................................                $ (4)           $ (7)
   Net Realized Gain on Securities Sold ..............................                 867             603
   Net Unrealized Appreciation of Investment Securities ..............                 643             158
---------------------------------------------------------------------------------------------------------------

     Net Increase in Net Assets Resulting from Operations ............               1,506             754
---------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Realized Capital Gain .............................................                (640)            (83)
---------------------------------------------------------------------------------------------------------------

Capital Share Transactions: (1)
   Proceeds from Shares Issued .......................................               1,479             473
   Proceeds from Shares Issued in Lieu of Cash Distributions .........                 624              83
   Cost of Shares Redeemed ...........................................                (750)           (354)
---------------------------------------------------------------------------------------------------------------

     Increase in Net Assets From Capital Share Transactions ..........               1,353             202
---------------------------------------------------------------------------------------------------------------

     Total Increase in Net Assets ....................................               2,219             873
---------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period .............................................               1,839             966
---------------------------------------------------------------------------------------------------------------
     End of Period (2) ...............................................              $4,058          $1,839
===============================================================================================================
   (1) Shares Issued and Redeemed:
   Issued ............................................................                  75              33
   Issued in Lieu of Cash Distributions ..............................                  39               8
   Redeemed ..........................................................                 (39)            (27)

---------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions ...............................                 75              14
---------------------------------------------------------------------------------------------------------------

(2) Includes distributions in excess of net investment income of $(7) and $(3) as of March 31, 2000, and September 30, 1999, respectively.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                         TIP FUNDS
For a Share Outstanding Throughout the Year                (Unaudited)





             Net                                                                        Net                               Net
            Asset           Net         Realized and    Distributions Distributions    Asset                             Assets
            Value        Investment      Unrealized        from Net       from         Value                              End
          Beginning        Income         Gains on        Investment     Capital        End                            of Period
          of Period        (Loss)        Investments        Income        Gains      of Period     Total Return(+)       (000)
          ---------      ----------     -------------   ------------- -------------  ---------     ------------        ---------

-----------------------------
TIP TARGET SELECT EQUITY FUND
-----------------------------

2000*       $17.17         (0.01)           11.10              --         (6.01)       $22.25          77.72%           $4,058
1999         10.34         (0.07)            7.80              --         (0.90)        17.17          80.04             1,839
1998(1)      10.00            --             0.35           (0.01)           --         10.34           3.50               966



                                                         Ratio of Net
                          Ratio of Net      Ratio of       Investment
                          Investment        Expenses      Income (Loss)
             Ratio          Income        to Average      to Average
          of Expenses       (Loss)        Net Assets      Net Assets     Portfolio
           to Average     to Average      (Excluding      (Excluding      Turnover
           Net Assets     Net Assets        Waivers)        Waivers)        Rate
          -----------    ------------     ----------     -------------   ---------

-----------------------------
TIP TARGET SELECT EQUITY FUND
-----------------------------

2000*        1.30%          (0.30)%           5.89%          (4.89)%        525.82%
1999         1.30           (0.56)           10.19           (9.45)       1,279.40
1998(1)      1.30            0.02            18.76          (17.44)         803.02



  *For the six month period ended March 31. All ratios for the period have been annualized.
  +Returns are for the period indicated and have not been annualized.
(1)Commenced operations on January 1, 1998.

 Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
March 31, 2000                                                       (Unaudited)


1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein is for the TIP Target Select Equity Fund (the "Target Select Equity Fund") (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issues.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS (Continued)                              TIP FUNDS
March 31, 2000                                                       (Unaudited)

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.09% of the average daily net assets of the Trust up to $250 million, 0.07% on the next $250 million, 0.06% on the next $250 million, 0.05% on the next $1.25 billion, and 0.04% of such assets in excess on $2 billion. There is a minimum annual fee of $65,000 per Fund payable to the Administrator for services rendered to the Fund under the Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (Concluded)                              TIP FUNDS
March 31, 2000                                                       (Unaudited)

5.  INVESTMENT ADVISORY AGREEMENT:
The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1996, under which the Adviser receives an annual fee equal to 1.05% of the average daily net assets of the Target Select Equity Fund. The Fund currently has two Sub-Advisers -- Clover Capital Management, Inc., and Penn Capital Management, Inc. (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Each Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of the Adviser. As of March 31, 2000, Clover Capital Management did not manage any assets of the Fund. On February 22, 2000, Chartwell Investment Partners resigned as a sub-adviser to the Fund. For its services, each of the Sub-Advisers is entitled to receive a fee from Turner Investment Partners, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Fund allocated to them. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Target Select Equity Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.30%. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6.  INVESTMENT TRANSACTIONS:
The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2000, are as follows (000):

                                         TIP TARGET
                                     SELECT EQUITY FUND
--------------------------------------------------------------------------------
Purchases ..........................     $15,123
Sales ..............................      14,508

At March 31, 2000, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 2000, is as follows (000):
                                         TIP TARGET
                                     SELECT EQUITY FUND
--------------------------------------------------------------------------------
Aggregate gross unrealized appreciation    $833
Aggregate gross unrealized depreciation    (134)
                                           ----
Net unrealized appreciation ........       $699
                                           ====


7.  SUBSEQUENT EVENT:
TIP Target Select Equity Fund (the "Select EquityFund") under which all of the assets and liabilities of the Select Equity Fund would be transferred to the Alpha Select Funds, a Delaware business trust. A Shareholder meeting to approve this reorganization is anticipated to take place in the third quarter of 2000.

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805

INVESTMENT ADVISER
Turner Investment Partners, Inc.

SUB-ADVISERS
Clover Capital Management, Inc.
Penn Capital Management Company, Inc.

DISTRIBUTOR
SEI Investments Distribution Co.

ADMINISTRATOR
SEI Investments Mutual Funds Services

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP


             [Logo Omitted]

                TURNER
-------------------------------------
      INVESTMENT PARTNERS, INC.

To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312


THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE TIP TARGET SELECT EQUITY FUND. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

TIP-F-008-02